Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.9%
Long-Term Municipal Bonds – 63.3%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue Series 2013D 5.00%, 10/01/2022	$1,000	$1,060,290
Tuscaloosa County Industrial Development Authority (Tuscaloosa County Industrial Development Authority) Series 2019A 4.50%, 05/01/2032(a)	321	348,225

		1,408,515

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	180	222,185

Arizona – 0.0%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	75	75,045

Arkansas – 0.7%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.75%, 11/01/2032	2,745	2,772,330

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	385	392,065

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,068,491
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	600	629,419
Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	100	124,457

		1,822,367

Connecticut – 0.7%
State of Connecticut Series 2018D 5.00%, 04/15/2027	2,280	2,837,764

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) 5.00%, 12/15/2026(a)	100	115,392

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2032	$100	$77,097

		192,489

Guam – 0.5%
Territory of Guam 5.00%, 11/15/2031	95	110,857
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	425	502,554
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	1,205	1,379,605

		1,993,016

Illinois – 2.8%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	1,465	1,619,355
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2033	300	357,350
Metropolitan Pier & Exposition Authority Series 2017B 5.00%, 12/15/2025	1,000	1,186,321
State of Illinois Series 2014 5.00%, 05/01/2022-05/01/2023	4,990	5,365,037
Series 2017D 5.00%, 11/01/2024	2,000	2,286,879

		10,814,942

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2030	200	243,193

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	100	114,911
6.10%, 06/01/2038(a)	100	132,074

		246,985

Michigan – 2.1%
City of Detroit MI 5.00%, 04/01/2024-04/01/2025	2,115	2,362,241
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014C 5.00%, 07/01/2026	5,055	5,770,265

		8,132,506

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	$3,290	$3,640,149

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	300	312,456

New Jersey – 3.6%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	125	132,153
New Jersey Transit Corp. Series 2014A 5.00%, 09/15/2021	2,410	2,431,389
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018A 5.00%, 06/15/2024	3,410	3,859,895
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2029	3,490	4,413,584
New Jersey Turnpike Authority AGM Series 2005D-3 5.25%, 01/01/2026	2,555	3,083,680

		13,920,701

New York – 45.7%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	855	965,451
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	1,000	1,115,486
City of New York NY Series 2014A 5.00%, 08/01/2028	1,285	1,460,799
Series 2014J 5.00%, 08/01/2027	1,085	1,234,153
Series 2018E 5.00%, 03/01/2031	1,055	1,321,430
Series 2020B 5.00%, 11/01/2027	2,120	2,672,396
Series 2020C 5.00%, 08/01/2033-08/01/2034	6,315	8,315,796
Series 2021D 1.396%, 08/01/2027	3,000	3,005,026

	Principal Amount (000)	U.S. $ Value

County of Albany NY Series 2020C 5.00%, 11/01/2024	$1,595	$1,842,835
County of Nassau NY Series 2014A 5.00%, 04/01/2025 (Pre-refunded/ETM)	4,775	5,389,937
Series 2017C 5.00%, 10/01/2025	1,875	2,220,093
County of Westchester NY Series 2016A 5.00%, 01/01/2023	2,435	2,611,972
Dutchess County Local Development Corp. (Bard College) Series 2020B 5.918%, 07/01/2039(a)	1,000	1,195,210
Hempstead Town Local Development Corp. (Hofstra University) Series 2013 5.00%, 07/01/2021	700	700,000
Metropolitan Transportation Authority Series 2011 5.00%, 11/15/2025 (Pre-refunded/ETM)	2,075	2,112,544
Series 2011C 5.00%, 11/15/2025	4,430	4,503,720
Series 2017C 5.00%, 11/15/2026-11/15/2028	12,180	15,271,439
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(b)	1,000	1,006,815
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016A 5.00%, 11/15/2025	1,375	1,639,458
Series 2012A 5.00%, 11/15/2023-11/15/2026	8,840	9,411,540
Series 2019A 5.00%, 03/01/2022	2,005	2,068,265
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 5.00%, 12/01/2030	955	1,249,415
New York City Municipal Water Finance Authority Series 2015G 5.00%, 06/15/2027	2,885	3,394,897
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017S 5.00%, 07/15/2032	1,955	2,431,222
Series 2018S 5.00%, 07/15/2031	1,460	1,859,832
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 11/01/2040	1,255	1,484,021
Series 2013I 5.00%, 05/01/2022	2,270	2,361,946
Series 2014B 5.00%, 11/01/2026	4,000	4,524,470
Series 2015C 5.00%, 11/01/2028	2,145	2,509,338

	Principal Amount (000)	U.S. $ Value

Series 2017 5.00%, 11/01/2026	$1,925	$2,368,923
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	2,900	3,018,953
2.625%, 09/15/2069	320	330,705
2.80%, 09/15/2069	4,250	4,360,720
New York State Dormitory Authority 5.00%, 12/15/2022 (Pre-refunded/ETM)	260	278,174
Series 2012A 5.00%, 07/01/2026 (Pre-refunded/ETM)	1,965	2,060,337
Series 2013A 5.00%, 07/01/2021 (Pre-refunded/ETM)	1,000	1,000,000
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	700	804,514
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2029-07/01/2032	3,240	4,202,829
New York State Dormitory Authority (St. John’s University/NY) Series 2021A 4.00%, 07/01/2032	1,105	1,372,206
New York State Dormitory Authority (State of New York Pers Income Tax) 1.187%, 03/15/2026	1,000	1,001,371
5.00%, 12/15/2022	1,605	1,718,230
Series 2012 5.00%, 12/15/2021	1,100	1,124,296
Series 2014A 5.00%, 02/15/2028	2,035	2,280,333
Series 2014C 5.00%, 03/15/2029	3,000	3,372,425
Series 2018A 5.00%, 03/15/2022	2,675	2,766,689
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 5.00%, 06/15/2023	2,680	2,932,402
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019M 2.90%, 01/01/2035	2,000	2,142,487
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016A 5.00%, 03/15/2022-03/15/2024	6,600	7,071,703
New York Transportation Development Corp. (American Airlines, Inc.) 3.00%, 08/01/2031	1,000	1,059,873
Series 2016 5.00%, 08/01/2031	455	456,616

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	$1,495	$1,835,652
Series 2018 5.00%, 01/01/2030-01/01/2031	3,565	4,401,809
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2022	2,755	2,815,946
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018B 3.50%, 11/01/2024(a)	600	633,385
Port Authority of New York & New Jersey 5.00%, 11/01/2031	1,455	1,875,345
Series 2013-178 5.00%, 12/01/2023	2,515	2,795,851
Series 2014 5.00%, 09/01/2023-09/01/2028	5,615	6,287,683
Series 2015E 5.00%, 10/15/2023	1,000	1,106,083
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025 (Pre-refunded/ETM)	3,750	4,328,555
Triborough Bridge & Tunnel Authority Series 2021A 5.00%, 11/01/2025	3,000	3,577,110
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.511%, 05/15/2035	1,500	1,526,420
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	1,115	1,455,660
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016A 5.00%, 12/01/2026	5,575	6,817,275
Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2024	1,500	1,605,138

		176,665,204

Ohio – 0.4%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	210	211,860
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	835	934,092
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	300	307,893

		1,453,845

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 1.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024	$1,000	$1,107,553
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	200	200,782
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax) AGM Series 2010 5.00%, 02/01/2024	4,000	4,014,901

		5,323,236

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	230	270,310
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	205	221,929
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	380	417,918
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	830	856,975
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	112,042
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	304	291,983

		2,171,157

South Carolina – 0.8%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	3,000	3,256,307

Tennessee – 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	3,880	4,391,791

	Principal Amount (000)	U.S. $ Value

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$100	$110,089

Washington – 0.3%
Kalispel Tribe of Indians Series 2018B 5.00%, 01/01/2032(a)	700	840,879
Washington State Housing Finance Commission Series 2021A 3.50%, 12/20/2035	150	174,767

		1,015,646

Wisconsin – 0.2%
UMA Education, Inc. 5.00%, 10/01/2025-10/01/2029(a)	705	848,447

Total Long-Term Municipal Bonds (cost $230,315,285)		244,262,430

Short-Term Municipal Notes – 3.6%
New York – 3.6%
Evans-Brant Central School District Series 2021C 1.50%, 06/24/2022	10,000	10,136,264
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) 5.00%, 06/15/2022	3,580	3,745,981

Total Short-Term Municipal Notes (cost $13,884,355)		13,882,245

Total Municipal Obligations (cost $244,199,640)		258,144,675

	Shares

INVESTMENT COMPANIES – 27.2%
Funds and Investment Trusts – 27.2%(d)
iShares Core MSCI EAFE ETF	368,888	27,614,956
iShares Core MSCI Emerging Markets ETF	209,923	14,062,742
SPDR S&P 500 ETF Trust	139,403	59,672,848
Vanguard Mid-Cap ETF	15,037	3,569,032

Total Investment Companies (cost $67,667,120)		104,919,578

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.3%
United States – 1.3%
U.S. Treasury Notes 0.625%, 08/15/2030(e)	$1,219	1,137,098
2.625%, 02/15/2029(f)	3,543	3,888,443

Total Governments - Treasuries (cost $4,958,512)		5,025,541

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.4%
Options on Equity Indices – 0.4%
Euro STOXX 50 Index Expiration: Jun 2022; Contracts: 1,910; Exercise Price: EUR 3,150.00; Counterparty: UBS AG(c)	EUR	6,016,500	$196,616
FTSE 100 Index Expiration: Apr 2022; Contracts: 420; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(c)	GBP	2,352,000	62,826
FTSE 100 Index Expiration: Jun 2022; Contracts: 410; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(c)	GBP	2,337,000	86,379
Nikkei 225 Index Expiration: Mar 2022; Contracts: 27,000; Exercise Price: JPY 23,750.00; Counterparty: UBS AG(c)	JPY	641,250,000	112,444
S&P 500 Index Expiration: May 2022; Contracts: 14,800; Exercise Price: USD 3,300.00; Counterparty: UBS AG(c)	USD	48,840,000	1,193,613

Total Options Purchased - Puts (premiums paid $2,235,008)			1,651,878

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M3 3.942% (LIBOR 1 Month + 3.85%), 03/25/2029(b)		$260	269,359
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(b)		4	3,912
Series 2016-C01, Class 1M2 6.842% (LIBOR 1 Month + 6.75%), 08/25/2028(b)		122	130,564
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(b)		171	177,767
Series 2018-C03, Class 1M2 2.242% (LIBOR 1 Month + 2.15%), 10/25/2030(b)		65	66,214

Total Collateralized Mortgage Obligations (cost $618,987)			647,816

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $6,729,600)	6,729,600	$6,729,600

	Principal Amount (000)

U.S. Treasury Bills – 0.6%
U.S. Treasury Bill Zero Coupon, 07/22/2021 (cost $2,499,982)	$2,500	2,499,934

Total Short-Term Investments (cost $9,229,582)		9,229,534

Total Investments – 98.3% (cost $328,908,849)(i)		379,619,022
Other assets less liabilities – 1.7%		6,552,597

Net Assets – 100.0%		$386,171,619

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	45	September 2021	$5,192,550	$(34,098)
Euro STOXX 50 Index Futures	143	September 2021	6,876,598	(67,584)
FTSE 100 Index Futures	55	September 2021	5,310,869	(94,236)
Hang Seng Index Futures	15	July 2021	2,765,542	(47,564)
MSCI Singapore IX ETS Futures	103	July 2021	2,722,641	5,513
Nikkei 225 (OSE) Futures	4	September 2021	1,036,230	(1,583)
S&P 500 E-Mini Futures	128	September 2021	27,447,040	515,898
S&P/TSX 60 Index Futures	2	September 2021	388,093	5,136
TOPIX Index Futures	14	September 2021	2,448,535	(13,534)
U.S. T-Note 2 Yr (CBT) Futures	43	September 2021	9,473,773	(14,137)
U.S. T-Note 10 Yr (CBT) Futures	158	September 2021	20,935,000	117,273
U.S. Ultra Bond (CBT) Futures	28	September 2021	5,395,250	192,053
Sold Contracts
MSCI Emerging Markets Futures	44	September 2021	3,002,560	21,248
OMXS 30 Index Futures	73	July 2021	1,932,882	13,315
SPI 200 Futures	17	September 2021	2,302,178	(2,883)

				$594,817

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	8,096	USD	971	07/15/2021	$30,708
Bank of America, NA	USD	3,358	NOK	28,554	07/15/2021	(41,692)
Bank of America, NA	CAD	969	USD	769	07/16/2021	(12,676)
Bank of America, NA	USD	1,280	CAD	1,586	07/16/2021	(1,097)
Bank of America, NA	EUR	443	USD	540	08/03/2021	14,408
Bank of America, NA	JPY	43,086	USD	397	08/19/2021	8,611
Barclays Bank PLC	USD	319	CAD	385	07/16/2021	(8,614)
BNP Paribas SA	SEK	2,140	USD	250	07/15/2021	204
BNP Paribas SA	SEK	1,139	USD	132	07/15/2021	(715)
BNP Paribas SA	USD	5,170	SEK	44,060	07/15/2021	(21,326)
BNP Paribas SA	USD	191	CAD	237	07/16/2021	617
BNP Paribas SA	USD	1,033	CAD	1,259	07/16/2021	(17,649)
Brown Brothers Harriman & Co.	JPY	43,086	USD	396	08/19/2021	8,277
Citibank, NA	SEK	5,775	USD	695	07/15/2021	19,872
Citibank, NA	USD	600	SEK	5,070	07/15/2021	(7,659)
Citibank, NA	USD	330	CAD	397	07/16/2021	(9,351)
Citibank, NA	USD	621	NZD	857	07/29/2021	(21,289)
Citibank, NA	EUR	3,629	USD	4,314	08/03/2021	7,634
Citibank, NA	GBP	2,198	USD	3,095	08/26/2021	54,220
Credit Suisse International	USD	4,100	CAD	5,064	07/16/2021	(15,226)
Credit Suisse International	CHF	492	USD	549	08/05/2021	17,239
Deutsche Bank AG	NOK	5,397	USD	648	07/15/2021	20,966
Deutsche Bank AG	USD	1,330	CAD	1,605	07/16/2021	(35,065)
Goldman Sachs Bank USA	NOK	2,699	USD	325	07/15/2021	11,100
Goldman Sachs Bank USA	CAD	969	USD	768	07/16/2021	(13,386)
Goldman Sachs Bank USA	USD	666	CAD	803	07/16/2021	(18,508)
Goldman Sachs Bank USA	CHF	3,396	USD	3,727	08/05/2021	52,874
HSBC Bank USA	USD	1,177	SEK	9,903	07/15/2021	(20,260)
HSBC Bank USA	CAD	969	USD	767	07/16/2021	(14,428)
JPMorgan Chase Bank, NA	SEK	19,673	USD	2,288	07/15/2021	(11,263)
JPMorgan Chase Bank, NA	USD	329	CAD	397	07/16/2021	(9,024)
Morgan Stanley & Co., Inc.	NOK	5,397	USD	646	07/15/2021	19,114
Morgan Stanley & Co., Inc.	SEK	6,579	USD	796	07/15/2021	27,535
Morgan Stanley & Co., Inc.	SEK	3,279	USD	383	07/15/2021	(56)
Morgan Stanley & Co., Inc.	USD	1,360	NOK	11,653	07/15/2021	(6,668)
Morgan Stanley & Co., Inc.	CAD	653	USD	539	07/16/2021	12,461
Morgan Stanley & Co., Inc.	USD	329	CAD	397	07/16/2021	(8,893)
Morgan Stanley & Co., Inc.	USD	935	JPY	101,768	08/19/2021	(18,197)
Morgan Stanley & Co., Inc.	AUD	1,469	USD	1,138	08/25/2021	36,194
Natwest Markets PLC	NOK	6,878	USD	822	07/15/2021	22,698
Natwest Markets PLC	USD	777	NOK	6,369	07/15/2021	(37,229)
Natwest Markets PLC	EUR	565	USD	672	08/03/2021	1,953
Natwest Markets PLC	GBP	686	USD	950	08/26/2021	829
Standard Chartered Bank	CAD	969	USD	772	07/16/2021	(9,386)
State Street Bank & Trust Co.	USD	169	SEK	1,407	07/15/2021	(4,104)
State Street Bank & Trust Co.	EUR	359	USD	440	08/03/2021	14,406
State Street Bank & Trust Co.	CHF	324	USD	351	08/05/2021	998
State Street Bank & Trust Co.	USD	514	CHF	464	08/05/2021	(11,692)
State Street Bank & Trust Co.	JPY	50,210	USD	459	08/19/2021	6,796
State Street Bank & Trust Co.	USD	317	JPY	34,614	08/19/2021	(4,962)
UBS AG	CAD	653	USD	539	07/16/2021	12,285
UBS AG	USD	3,095	CAD	3,876	07/16/2021	32,002

						$53,586

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(j)	UBS AG	420	GBP	5,600.00	April 2022	GBP	2,352	$61,209	$(62,826)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,060	01/15/2025	2.565%	CPI#	Maturity	$18,449	$—	$18,449
USD	530	01/15/2025	2.585%	CPI#	Maturity	8,775	—	8,775
USD	530	01/15/2025	2.613%	CPI#	Maturity	8,157	—	8,157
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	537,126	—	537,126
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	506,025	—	506,025
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	109,715	—	109,715
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	107,947	—	107,947
USD	180	01/15/2030	1.714%	CPI#	Maturity	14,862	—	14,862
USD	180	01/15/2030	1.731%	CPI#	Maturity	14,537	—	14,537
USD	1,124	02/15/2041	CPI#	2.500%	Maturity	7,637	—	7,637
USD	1,106	02/15/2041	CPI#	2.505%	Maturity	8,837	—	8,837
USD	340	02/15/2041	CPI#	2.553%	Maturity	6,638	—	6,638

						$1,348,705	$—	$1,348,705

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,110	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	$34,438	$—	$34,438

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	30	$(7,923)	$(2,890)	$(5,033)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	99	(26,144)	(12,303)	(13,841)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	310	$(81,866)	$(29,398)	$(52,468)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	17	(4,490)	(1,653)	(2,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	205	(54,120)	(19,953)	(34,167)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	201	(53,080)	(24,063)	(29,017)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	7	(1,849)	(844)	(1,005)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	268	(70,774)	(24,668)	(46,106)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,036)	(4,703)	(5,333)

						$(310,282)	$(120,475)	$(189,807)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$(118,251)	$—	$(118,251)
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	(44,552)	—	(44,552)
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	87,330	—	87,330
Citibank, NA	USD	3,800	10/23/2021	2.039%	CPI#	Maturity	(54,319)	—	(54,319)
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	299,405	—	299,405
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	133,670	—	133,670
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	203,303	—	203,303
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	48,712	—	48,712
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	272,033	—	272,033
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	140,186	—	140,186
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	226,581	—	226,581
Morgan Stanley Capital Services LLC	USD	8,500	07/20/2022	1.939%	CPI#	Maturity	258,919	—	258,919
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	79,649	—	79,649

							$1,532,666	$—	$1,532,666

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.120%	SIFMA*	Quarterly	$(47,071)	$—	$(47,071)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	(48,358)	—	(48,358)

							$(95,429)	$—	$(95,429)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	955	09/17/2021	$(2,702)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $7,206,234 or 1.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(c)	Non-income producing security.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,817,570 and gross unrealized depreciation of investments was $(1,832,740), resulting in net unrealized appreciation of $53,984,830.

(j)	One contract relates to 1 share.

As of June 30, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.8% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$244,262,430	$—	$244,262,430
Short-Term Municipal Notes	—	13,882,245	—	13,882,245
Investment Companies	104,919,578	—	—	104,919,578
Governments - Treasuries	—	5,025,541	—	5,025,541
Options Purchased - Puts	—	1,651,878	—	1,651,878
Collateralized Mortgage Obligations	—	647,816	—	647,816
Short-Term Investments:
Investment Companies	6,729,600	—	—	6,729,600
U.S. Treasury Bills	—	2,499,934	—	2,499,934

Total Investments in Securities	111,649,178	267,969,844	—	379,619,022
Other Financial Instruments(a):
Assets:
Futures	870,436	—	—	870,436
Forward Currency Exchange Contracts	—	434,001	—	434,001
Centrally Cleared Inflation (CPI) Swaps	—	1,348,705	—	1,348,705
Centrally Cleared Interest Rate Swaps	—	34,438	—	34,438
Inflation (CPI) Swaps	—	1,749,788	—	1,749,788
Liabilities:
Futures	(275,619)	—	—	(275,619)
Forward Currency Exchange Contracts	—	(380,415)	—	(380,415)
Put Options Written	—	(62,826)	—	(62,826)
Credit Default Swaps	—	(310,282)	—	(310,282)
Inflation (CPI) Swaps	—	(217,122)	—	(217,122)
Interest Rate Swaps	—	(95,429)	—	(95,429)
Total Return Swaps	—	(2,702)	—	(2,702)

Total	$112,243,995	$270,468,000	$—	$382,711,995

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,125	$86,165	$86,560	$6,730	$2